Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Refining Assets	Other Assets (1)	Total
COST
As at December 31, 2021	38,443	228	10,495	1,735	50,901
Acquisitions (Note 5) (2)	3,230	—	—	—	3,230
Additions	2,409	11	1,143	108	3,671
Change in Decommissioning Liabilities	(186)	(6)	(29)	(32)	(253)
Divestitures (Notes 5 and 10) (2)	(557)	—	—	—	(557)
Exchange Rate Movements and Other	189	21	523	14	747
As at December 31, 2022	43,528	254	12,132	1,825	57,739
Acquisitions (Note 5) (3)	11	—	770	—	781
Additions	3,392	14	719	89	4,214
Transfer from E&E (Note 18)	60	—	—	—	60
Change in Decommissioning Liabilities	542	—	21	18	581
Divestitures (Note 5) (3)	(17)	—	(633)	(17)	(667)
Exchange Rate Movements and Other	(91)	4	(239)	(7)	(333)
As at December 31, 2023	47,425	272	12,770	1,908	62,375

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2021	10,912	53	4,572	1,139	16,676
Depreciation, Depletion and Amortization (4)	3,461	37	466	103	4,067
Impairment Charges (Note 11)	—	—	1,499	—	1,499
Impairment Reversals (Note 11)	—	—	(1,233)	—	(1,233)
Divestitures (Notes 5 and 10) (2)	(84)	—	—	—	(84)
Exchange Rate Movements and Other	13	16	243	43	315
As at December 31, 2022	14,302	106	5,547	1,285	21,240
Depreciation, Depletion and Amortization (4)	3,692	19	554	86	4,351
Divestitures (Note 5) (3)	(8)	—	(299)	(12)	(319)
Exchange Rate Movements and Other	(11)	4	(135)	(5)	(147)
As at December 31, 2023	17,975	129	5,667	1,354	25,125

CARRYING VALUE
As at December 31, 2022	29,226	148	6,585	540	36,499
As at December 31, 2023	29,450	143	7,103	554	37,250
(1)Includes assets within the commercial fuels business, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)In connection with the Sunrise Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at August 31, 2022, the carrying value of the pre-existing interest in SOSP’s PP&E was $454 million.
(3)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s PP&E was $334 million.
(4)For the year ended December 31, 2023, DD&A includes asset write-downs of $20 million, $12 million and $38 million in the Oil Sands, Canadian Refining and U.S. Refining segments, respectively, (2022 – $26 million and $25 million in the Offshore and Canadian Refining segments, respectively).

Disclosure Of Property Plant And Equipment Under Construction Explanatory
PP&E includes the following amounts in respect of assets under construction that are not subject to DD&A:

As at December 31,	2023	2022
Crude Oil and Natural Gas Properties	2,507	2,142
Refining Assets	243	137
	2,750	2,279